Note 7 - Other Equity	9 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
7.
Other equity

(a) Stock options transactions for the period:

	Nine months ended September 30, 2018		Nine months ended September 30, 2017
	Number of Options	Weighted average exercise price	Number of Options	Weighted average exercise price

Outstanding, Beginning of period	2,344	$3.46	2,005	$4.31
Granted	2,284	2.99	780	1.14
Exercised	(96)	2.28	-	-
Forfeited	(51)	2.34	(165)	3.34
Expired	(10)	4.97	(320)	4.60
Outstanding, end of period	4,471	$3.21	2,300	3.52

(b) Stock options outstanding at
September 30, 2018:

		Options outstanding		Options exercisable
Range of exercise prices	Options	Weighted average remaining contractual life (years)	Weighted average exercise price	Options	Weighted average exercise price

$1.03-$2.76	912	8.5	1.45	536	$1.64
$2.77-$2.95	687	9.3	2.80	670	2.80
$2.96-$3.11	1,466	8.9	3.06	180	2.96
$3.12-$4.53	704	6.8	4.07	509	4.36
$4.54-$19.51	702	5.9	5.36	664	5.36
	4,471	8.10	3.21	2,559	$3.54

(c) Fair value assumptions

The following table presents the weighted average assumptions that were used in the Black-Scholes option pricing model to determine the fair value of stock options granted during the period, and the resultant weighted average fair values:

	Nine months ended September 30, 2018	Nine months ended September 30, 2017

Weighted average risk-free interest rate	2.43%	1.27%
Expected dividend yield	—	—
Weighted average expected volatility	93.4%	98.4%
Weighted average expected life of options (in years)	5	5
Weighted average grant date fair value	$2.23	$0.84

The Company uses historical data to estimate the expected dividend yield and expected volatility of its common shares in determining the fair value of stock options. The expected life of the options represents the estimated length of time the options are expected to remain outstanding.

Stock options granted by the Company during the
nine
months ended
September 30, 2018
vest
50%
after
one
year and
16.67%
on each of the next
three
anniversaries, except for
166,000
options which vest
50%
after
one
year and
25%
on each of the next
two
anniversaries and
850,000
options which vested immediately on the grant date. During the three
-month and
nine
-month periods ending
September 30, 2018,
the Company recorded share-based payment expense of
$515
thousand (
2017
-
$156
thousand) and
$3.258
million (
2017
-
$495
thousand), respectively, related to issued stock options.

Refer to note
9
for a breakdown of stock-based compensation expense by function related to both issued stock options and restricted share units.

The Company has available up to
6,127,965
common shares for issuance relating to outstanding
options, rights and other entitlements under the stock-based compensation plans of the
Company as of
September 30, 2018.

(d) Restricted share units

The Company has a stock incentive plan (SIP) pursuant to which the Board may
grant stock-based awards comprised of restricted stock units or dividend equivalents to employees, officers, consultants, independent contractors, advisors and non-employee directors of the Corporation or any affiliate. Each restricted unit is automatically redeemed for one
common share of the Company upon vesting. The following table presents the activity under the SIP plan for the nine
months ended
September 30, 2018,
and the units outstanding.

	Nine months ended, September 30, 2018		Nine months ended, September 30, 2017
	Number (in thousands)	Weighted average grant date fair value	Number (in thousands)	Weighted average grant date fair value
Outstanding, beginning of period	-	$-	-	$-
Granted	150	3.35	150	1.14
Redeemed	-	-	(150)	1.14
Outstanding, end of period	150	$3.35	-	$-

On
March 28, 2017
the Company granted
150,000
restricted share units (RSUs) with a vesting term of
three
months. On
July 13, 2018,
the Company granted
150,000
restricted share units with a vesting term of
three
months. During the
three
-month and
nine
-month period ending
September 30, 2018,
the Company recorded share-based payment expense of approximately
$437
thousand (
2017
-
nil
) and
$437
thousand (
2017
-
$171
thousand), respectively, related to the issued RSUs.

The grant date fair value of the
July 13, 2018
RSUS was determined as the closing value of the common shares of the Company on the
Nasdaq Stock Exchange
on the date prior to the date of grant; and for
March 28, 2017
RSUs, the grant date fair value was determined as the closing value of the common shares of the Company on the
Toronto Stock Exchange
on the date prior to the date of grant.